UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

19 E. Eagle Road
Havertown, PA 19083
(Address of principal executive offices) (Zip code)

19 E. Eagle Road
Havertown, PA 19083
(Name and address of agent for service)

(215) 330-4476
Registrant’s telephone number, including area code

Date of fiscal year end: May 31, 2025

Date of reporting period: May 31, 2025

Annual Shareholder Report: May 31, 2025

Item 1. Report to Stockholders.

Annual Shareholder Report: May 31, 2025

ASTORIA DYNAMIC CORE **US FIXED INCOME ETF (AGGA)**

Astoria Dynamic Core US Fixed Income ETF Ticker: AGGA Listed on: The Nasdaq Stock Market LLC	May 31, 2025 Annual Shareholder Report https://astoriaadvisorsetfs.com/agga/

This annual shareholder report contains important information about the Astoria Dynamic Core US Fixed Income ETF (the “Fund”) for the period of April 30, 2025 to May 31, 2025 (the “Period). You can find additional information about the Fund at https://astoriaadvisorsetfs.com/agga/. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$48	0.48%

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

AVERAGE ANNUAL TOTAL RETURNS
Since Inception (4/30/2025)
Astoria Dynamic Core US Fixed Income ETF - NAV	0.18%
Solactive US Aggregate Bond Index	(0.80)%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://astoriaadvisorsetfs.com/roe/ for more recent performance information.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The Fund returned 0.18% during the Period The Fund’s allocations to high yield corporate bonds and investment grade corporate bonds were the largest drivers of the return as economic indicators such as Nonfarm Payrolls and inflation via Consumer Price Index came in better than expectations, reinforcing investor confidence in such riskier assets, and corporate financial stability remained intact, helping to keep default rates low. However, exposures to long term Treasuries negatively contributed to the Fund’s performance given a rise in longer-term US interest rates due to the Fed’s “wait-and-see” approach for further monetary easing, the Moody's downgrade of US sovereign credit, efforts in Congress to extend tax cuts and raise the debt ceiling, the Fed acknowledging upside risks to inflation amid tariffs, and a rising term premium.

Annual Shareholder Report: May 31, 2025

Astoria Dynamic Core US Fixed Income ETF Ticker: AGGA Listed on: The Nasdaq Stock Market LLC	May 31, 2025 Annual Shareholder Report https://astoriaadvisorsetfs.com/agga/

KEY FUND STATISTICS (as of Period End)
Net Assets	$37,287,896	Portfolio Turnover Rate*	0%
# of Portfolio Holdings	13	Advisory Fees Paid	$9,505
*Excludes impact of in-kind transactions.

INVESTMENT WEIGHTING (as a % of Net Assets)
Corporate Bond and Other Fixed Income ETFs	64.2%
U.S. Treasury ETFs	35.5%
Money Market Funds	0.3%

TOP 10 HOLDINGS (as a % of Net Assets)
SPDR Portfolio Intermediate Term Corporate Bond ETF	15.0%
iShares 5-10 Year Investment Grade Corporate Bond ETF	12.0%
BondBloxx Bloomberg One Year Target Duration US Treasury ETF	11.9%
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	11.8%
Schwab High Yield Bond ETF	10.1%
SPDR Portfolio Short Term Treasury ETF	9.9%
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF	7.0%
Janus Henderson AAA CLO ETF	7.0%
SPDR Portfolio High Yield Bond ETF	5.0%
SPDR Bloomberg Investment Grade Floating Rate ETF	5.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://astoriaadvisorsetfs.com/agga/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Annual Shareholder Report: May 31, 2025

Astoria US Equal Weight Quality Kings ETF Ticker: ROE Listed on: The Nasdaq Stock Market LLC	May 31, 2025 Annual Shareholder Report https://astoriaadvisorsetfs.com/roe/

This annual shareholder report contains important information about the Astoria US Equal Weight Quality Kings ETF (the “Fund”) for the period of June 1, 2024 to May 31, 2025 (the “Period). You can find additional information about the Fund at https://astoriaadvisorsetfs.com/roe/. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$51	0.49%

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

AVERAGE ANNUAL TOTAL RETURNS
	One Year	Since Inception (7/31/2023)
Astoria US Equal Weight Quality Kings ETF - NAV	8.42%	13.03%
S&P 500 Index	13.52%	16.45%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://astoriaadvisorsetfs.com/roe/ for more recent performance information.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The Fund returned 8.42% during the Period. The Fund’s allocation to financials was the largest driver of return amid a steepening yield curve which typically leads to higher profits for lending institutions, the start of monetary easing with additional interest rate cuts expected, avoidance of a recession coupled with a weakening but resilient consumer and improved lending conditions, and the US administration’s focus on both pro-business and deregulatory policies. Additionally, the Fund’s information technology exposure was a large contributor to return given the robust corporate earnings growth of such stocks, AI and data center related demand and investment, and easing trade tensions. However, exposures to materials and energy stocks negatively contributed to the Fund’s performance as tariffs have raised input costs for such companies, both demand and manufacturing somewhat softened on the back of trade uncertainty, and the price of oil and gas weakened amid elevated production, negatively affecting profitability.

Annual Shareholder Report: May 31, 2025

Astoria US Equal Weight Quality Kings ETF Ticker: ROE Listed on: The Nasdaq Stock Market LLC	May 31, 2025 Annual Shareholder Report https://astoriaadvisorsetfs.com/roe/

KEY FUND STATISTICS (as of Period End)
Net Assets	$168,762,943	Portfolio Turnover Rate*	51%
# of Portfolio Holdings	101	Advisory Fees Paid	$699,288
*Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	31.4%
Financials	13.7%
Health Care	10.1%
Consumer Discretionary	10.1%
Industrials	9.3%
Communication Services	9.0%
Consumer Staples	6.3%
Utilities	3.5%
Energy	2.5%
Real Estate	2.0%
Materials	1.9%
Cash and Cash Equivalents	0.2%

TOP 10 HOLDINGS (as a % of Net Assets)
NRG Energy, Inc.	1.5%
Comfort Systems USA, Inc.	1.3%
Tenet Healthcare Corp.	1.2%
Amphenol Corp. - Class A	1.2%
Broadcom, Inc.	1.2%
Vistra Corp.	1.2%
Netflix, Inc.	1.2%
Tesla, Inc.	1.2%
First Solar, Inc.	1.2%
Philip Morris International, Inc.	1.2%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://astoriaadvisorsetfs.com/roe/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Annual Shareholder Report: May 31, 2025

Astoria US Quality Growth Kings ETF Ticker: GQQQ Listed on: The Nasdaq Stock Market LLC	May 31, 2025 Annual Shareholder Report https://astoriaadvisorsetfs.com/gqqq/

This annual shareholder report contains important information about the Astoria US Quality Growth Kings ETF (the “Fund”) for the period of September 30, 2024 to May 31, 2025 (the “Period). You can find additional information about the Fund at https://astoriaadvisorsetfs.com/gqqq/. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$35	0.35%

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

AVERAGE ANNUAL TOTAL RETURNS
Since Inception (9/30/2024)
Astoria US Quality Growth Kings ETF	1.70%
S&P 500 Index	3.50%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://astoriaadvisorsetfs.com/gqqq/ for more recent performance information.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The Fund returned 1.70% during the Period. The Fund’s allocations to information technology and communication services were the largest drivers of the return amid the robust corporate earnings growth of such stocks, strong upwards estimate revisions, AI and data center related demand and investment, the start of monetary easing with additional interest rate cuts expected, and alleviating trade tensions. However, the Fund’s consumer discretionary exposure negatively contributed to the Fund’s performance as tariffs have raised input costs for such companies, financing remains expensive despite a slight reduction in interest rates, and consumers have become more price-conscious given declining sentiment around growth and the labor market. Moreover, the Fund’s allocation to health care stocks also subtracted from the return as drug pricing reform has intensified under the US administration.

Annual Shareholder Report: May 31, 2025

Astoria US Quality Growth Kings ETF Ticker: GQQQ Listed on: The Nasdaq Stock Market LLC	May 31, 2025 Annual Shareholder Report https://astoriaadvisorsetfs.com/gqqq/

KEY FUND STATISTICS (as of Period End)
Net Assets	$65,025,480	Portfolio Turnover Rate*	56%
# of Portfolio Holdings	101	Advisory Fees Paid	$98,119
*Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	40.8%
Communication Services	12.4%
Consumer Discretionary	12.2%
Health Care	7.7%
Financials	7.1%
Industrials	6.9%
Consumer Staples	5.8%
Utilities	2.3%
Energy	1.8%
Materials	1.5%
Real Estate	1.1%
Cash and Cash Equivalents	0.4%

TOP 10 HOLDINGS (as a % of Net Assets)
Microsoft Corp.	6.9%
NVIDIA Corp.	6.9%
Apple, Inc.	6.3%
Amazon.com, Inc.	4.6%
Alphabet, Inc. - Class A	4.0%
Broadcom, Inc.	3.5%
Meta Platforms, Inc. - Class A	2.9%
Costco Wholesale Corp.	2.7%
Tesla, Inc.	2.4%
Netflix, Inc.	2.2%

Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://astoriaadvisorsetfs.com/gqqq/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Annual Shareholder Report: May 31, 2025

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the year covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the year covered by this report.

A copy of the registrant’s Code of Ethics is incorporated by reference.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Dr. Michael Pagano is an “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR..

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including review of the registrant’s tax returns and calculations of required income, capital gain and excise distributions. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	AGGA	ROE		GQQQ
	FYE 05/31/2025	FYE 05/31/2025	FYE 5/31/2024	FYE 05/31/2025
(a) Audit Fees	$7,250	$8,750	$7,250	$7,250
(b) Audit-Related Fees	N/A	N/A	N/A	N/A
(c) Tax Fees	$1,750	$2,250	$1,750	$1,750
(d) All Other Fees	N/A	N/A	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) None of the fees billed by any Fund's principal accountant were applicable to non-audit services pursuant to a waiver of the pre-approval requirement.

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) None of the fees billed by any Fund's principal accountant were applicable to non-audit services billed or expected to be billed to any Fund’s investment adviser.

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.
(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Daniel Dorn, Chukwuemeka (Emeka) Oguh, and Michael Pagano.

(b) Not applicable.

Item 6. Investments.
(a)
The accompanying notes are an integral part of these financial statements.

ASTORIA DYNAMIC CORE US FIXED INCOME ETF
SCHEDULE OF INVESTMENTS
May 31, 2025

EXCHANGE TRADED FUNDS - 99.7%	Shares	Value
BondBloxx Bloomberg One Year Target Duration US Treasury ETF	89,400	$4,435,134
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	96,702	4,391,238
iShares 5-10 Year Investment Grade Corporate Bond ETF	85,382	4,483,409
Janus Henderson AAA CLO ETF	51,554	2,616,366
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF	56,918	2,622,212
Schwab High Yield Bond ETF	144,233	3,776,020
SPDR Bloomberg Investment Grade Floating Rate ETF	60,643	1,867,198
SPDR Portfolio High Yield Bond ETF	79,715	1,873,302
SPDR Portfolio Intermediate Term Corporate Bond ETF	167,774	5,580,163
SPDR Portfolio Long Term Treasury ETF	27,565	716,966
SPDR Portfolio Short Term Corporate Bond ETF	37,101	1,115,627
SPDR Portfolio Short Term Treasury ETF	126,650	3,699,446
TOTAL EXCHANGE TRADED FUNDS (Cost $36,974,724)		37,177,081

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
First American Government Obligations Fund - Class X, 4.23% (a)	120,028	120,028
TOTAL SHORT-TERM INVESTMENTS (Cost $120,028)		120,028

TOTAL INVESTMENTS - 100.0% (Cost $37,094,752)		$37,297,109
Liabilities in Excess of Other Assets - (0.0)% (b)		(9,213)
TOTAL NET ASSETS - 100.0%		$37,287,896

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.
(b)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

ASTORIA US EQUAL WEIGHT QUALITY KINGS ETF
SCHEDULE OF INVESTMENTS
May 31, 2025

COMMON STOCKS - 97.8%	Shares	Value
Advertising - 0.9%
Omnicom Group, Inc.	20,305	$1,491,199

Apparel Retail - 2.1%
Ross Stores, Inc.	12,854	1,800,717
TJX Cos., Inc.	13,676	1,735,484
		3,536,201

Application Software - 3.0%
Adobe, Inc. (a)	4,074	1,691,077
Autodesk, Inc. (a)	6,017	1,781,754
InterDigital, Inc.	7,364	1,599,903
		5,072,734

Asset Management & Custody Banks - 1.0%
Ameriprise Financial, Inc.	3,214	1,636,697

Automobile Manufacturers - 1.2%
Tesla, Inc. (a)	5,735	1,986,948

Biotechnology - 0.9%
AbbVie, Inc.	8,134	1,513,819

Broadline Retail - 1.0%
Amazon.com, Inc. (a)	8,006	1,641,310

Building Products - 1.1%
Carlisle Cos., Inc.	4,665	1,773,540

Cable & Satellite - 1.9%
Charter Communications, Inc. - Class A (a)	4,403	1,744,777
Comcast Corp. - Class A	44,501	1,538,400
		3,283,177

Communications Equipment - 2.9%
Arista Networks, Inc. (a)	18,833	1,631,691
Cisco Systems, Inc.	26,854	1,692,876
Motorola Solutions, Inc.	3,816	1,585,090
		4,909,657

Construction & Engineering - 2.4%
Comfort Systems USA, Inc.	4,446	2,126,211
EMCOR Group, Inc.	3,999	1,886,968
		4,013,179

The accompanying notes are an integral part of these financial statements.

ASTORIA US EQUAL WEIGHT QUALITY KINGS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2025

COMMON STOCKS - 97.8% (CONTINUED)	Shares	Value
Construction Machinery & Heavy Transportation Equipment - 1.0%
Caterpillar, Inc.	4,779	$1,663,235

Consumer Finance - 1.0%
Synchrony Financial	29,369	1,693,123

Consumer Staples Merchandise Retail - 3.1%
Costco Wholesale Corp.	1,777	1,848,400
Target Corp.	15,563	1,463,078
Walmart, Inc.	19,374	1,912,601
		5,224,079

Data Processing & Outsourced Services - 0.8%
Genpact Ltd.	32,506	1,399,383

Diversified Banks - 1.0%
JPMorgan Chase & Co.	6,564	1,732,896

Diversified Financial Services - 0.9%
Apollo Global Management, Inc.	11,033	1,441,903

Electric Utilities - 1.5%
NRG Energy, Inc.	16,094	2,509,055

Electronic Components - 1.2%
Amphenol Corp. - Class A	23,380	2,102,564

Electronic Manufacturing Services - 2.1%
Jabil, Inc.	11,079	1,861,383
TE Connectivity PLC	10,928	1,749,245
		3,610,628

Forest Products - 0.9%
Louisiana-Pacific Corp.	17,290	1,557,310

Health Care Distributors - 2.2%
Cencora, Inc.	6,118	1,781,806
McKesson Corp.	2,504	1,801,653
		3,583,459

Health Care Equipment - 1.9%
GE HealthCare Technologies, Inc.	19,732	1,391,895
ResMed, Inc.	7,407	1,813,160
		3,205,055

The accompanying notes are an integral part of these financial statements.

ASTORIA US EQUAL WEIGHT QUALITY KINGS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2025

COMMON STOCKS - 97.8% (CONTINUED)	Shares	Value
Health Care Facilities - 1.2%
Tenet Healthcare Corp. (a)	12,477	$2,105,743

Health Care Supplies - 0.7%
Lantheus Holdings, Inc. (a)	16,606	1,254,749

Home Improvement Retail - 1.0%
Lowe's Cos., Inc.	7,113	1,605,618

Homebuilding - 0.9%
PulteGroup, Inc.	15,430	1,512,603

Homefurnishing Retail - 0.9%
Williams-Sonoma, Inc.	9,811	1,587,027

Household Products - 1.0%
Procter & Gamble Co.	10,064	1,709,773

Independent Power Producers & Energy Traders - 2.0%
AES Corp.	130,147	1,313,183
Vistra Corp.	12,523	2,010,818
		3,324,001

Industrial Machinery & Supplies & Components - 1.8%
Dover Corp.	8,835	1,570,421
Illinois Tool Works, Inc.	6,441	1,578,560
		3,148,981

Integrated Oil & Gas - 0.9%
Exxon Mobil Corp.	14,101	1,442,532

Integrated Telecommunication Services - 1.0%
Verizon Communications, Inc.	37,741	1,659,094

Interactive Media & Services - 2.0%
Alphabet, Inc. - Class A	9,674	1,661,413
Meta Platforms, Inc. - Class A	2,618	1,695,129
		3,356,542

Internet Services & Infrastructure - 1.0%
GoDaddy, Inc. - Class A (a)	8,948	1,629,878

IT Consulting & Other Services - 3.0%
Accenture PLC - Class A	5,226	1,655,701
The accompanying notes are an integral part of these financial statements.

ASTORIA US EQUAL WEIGHT QUALITY KINGS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2025

COMMON STOCKS - 97.8% (CONTINUED)	Shares	Value
IT Consulting & Other Services - 3.0% (Continued)
Cognizant Technology Solutions Corp. - Class A	20,617	$1,669,771
International Business Machines Corp.	6,576	1,703,579
		5,029,051

Life & Health Insurance - 1.7%
Lincoln National Corp.	43,226	1,432,510
MetLife, Inc.	19,447	1,528,145
		2,960,655

Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	13,538	1,515,173

Managed Health Care - 0.6%
UnitedHealth Group, Inc.	3,204	967,320

Movies & Entertainment - 2.3%
Live Nation Entertainment, Inc. (a)	13,017	1,785,802
Netflix, Inc. (a)	1,658	2,001,587
		3,787,389

Multi-Sector Holdings - 0.9%
Berkshire Hathaway, Inc. - Class B (a)	3,107	1,565,804

Oil & Gas Exploration & Production - 1.6%
Devon Energy Corp.	44,385	1,343,090
EOG Resources, Inc.	12,841	1,394,147
		2,737,237

Pharmaceuticals - 1.7%
Eli Lilly & Co.	1,925	1,420,015
Johnson & Johnson	10,141	1,573,985
		2,994,000

Property & Casualty Insurance - 5.1%
Allstate Corp.	7,901	1,658,183
Hartford Insurance Group, Inc.	13,476	1,749,724
Progressive Corp.	5,992	1,707,301
Travelers Cos., Inc.	6,344	1,749,041
W R Berkley Corp.	25,537	1,907,359
		8,771,608

The accompanying notes are an integral part of these financial statements.

ASTORIA US EQUAL WEIGHT QUALITY KINGS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2025

COMMON STOCKS - 97.8% (CONTINUED)	Shares	Value
Restaurants - 1.9%
Domino's Pizza, Inc.	3,590	$1,701,014
Yum! Brands, Inc.	10,551	1,518,711
		3,219,725

Semiconductor Materials & Equipment - 3.0%
Applied Materials, Inc.	10,739	1,683,338
KLA Corp.	2,281	1,726,443
Lam Research Corp.	21,087	1,703,619
		5,113,400

Semiconductors - 8.2%
Broadcom, Inc.	8,683	2,101,894
Cirrus Logic, Inc. (a)	15,917	1,565,596
First Solar, Inc. (a)	12,498	1,975,684
Monolithic Power Systems, Inc.	2,610	1,727,559
NVIDIA Corp.	13,609	1,838,984
NXP Semiconductors NV	7,748	1,480,875
QUALCOMM, Inc.	10,226	1,484,815
Texas Instruments, Inc.	8,887	1,624,988
		13,800,395

Specialized Consumer Services - 1.1%
H&R Block, Inc.	31,307	1,782,934

Specialty Chemicals - 1.0%
RPM International, Inc.	14,171	1,613,227

Systems Software - 4.1%
Gen Digital, Inc.	58,894	1,677,301
Microsoft Corp.	4,158	1,914,177
Oracle Corp.	10,661	1,764,715
Palo Alto Networks, Inc. (a)	8,688	1,671,745
		7,027,938

Technology Distributors - 1.0%
CDW Corp.	9,757	1,759,773

Technology Hardware, Storage & Peripherals - 1.9%
Apple, Inc.	7,238	1,453,752
NetApp, Inc.	17,395	1,724,888
		3,178,640

The accompanying notes are an integral part of these financial statements.

ASTORIA US EQUAL WEIGHT QUALITY KINGS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2025

COMMON STOCKS - 97.8% (CONTINUED)	Shares	Value
Tobacco - 2.2%
Altria Group, Inc.	28,953	$1,754,841
Philip Morris International, Inc.	10,821	1,954,164
		3,709,005

Trading Companies & Distributors - 2.2%
United Rentals, Inc.	2,514	1,780,867
WW Grainger, Inc.	1,656	1,800,999
		3,581,866

Transaction & Payment Processing Services - 2.1%
Mastercard, Inc. - Class A	3,024	1,770,854
Visa, Inc. - Class A	4,785	1,747,434
		3,518,288

Wireless Telecommunication Services - 0.9%
T-Mobile US, Inc.	6,339	1,535,306
TOTAL COMMON STOCKS (Cost $157,075,658)		165,086,426

REAL ESTATE INVESTMENT TRUSTS - 2.0%
Other Specialized REITs - 1.0%
VICI Properties, Inc.	51,466	1,631,987

Retail REITs - 1.0%
Simon Property Group, Inc.	9,848	1,605,913
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,025,738)		3,237,900

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 4.23% (b)	355,947	355,947
TOTAL SHORT-TERM INVESTMENTS (Cost $355,947)		355,947

TOTAL INVESTMENTS - 100.0% (Cost $160,457,343)		$168,680,273
Other Assets in Excess of Liabilities - 0.0% (c)		82,670
TOTAL NET ASSETS - 100.0%		$168,762,943

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

ASTORIA US EQUAL WEIGHT QUALITY KINGS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2025

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.
(c)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

ASTORIA US QUALITY GROWTH KINGS ETF
SCHEDULE OF INVESTMENTS
May 31, 2025

COMMON STOCKS - 98.9%	Shares	Value
Advertising - 0.2%
Omnicom Group, Inc.	1,848	$135,717

Aerospace & Defense - 0.3%
Axon Enterprise, Inc. (a)	276	207,099

Apparel Retail - 0.6%
TJX Cos., Inc.	3,305	419,405

Application Software - 5.6%
Adobe, Inc. (a)	1,479	613,918
Autodesk, Inc. (a)	1,087	321,882
Cadence Design Systems, Inc. (a)	1,331	382,090
Intuit, Inc.	918	691,686
Palantir Technologies, Inc. - Class A (a)	7,117	937,878
Synopsys, Inc. (a)	778	360,976
Workday, Inc. - Class A (a)	1,347	333,665
		3,642,095

Automobile Manufacturers - 2.4%
Tesla, Inc. (a)	4,521	1,566,346

Biotechnology - 1.4%
Amgen, Inc.	2,497	719,585
Halozyme Therapeutics, Inc. (a)	3,653	204,824
		924,409

Broadline Retail - 5.7%
Amazon.com, Inc. (a)	14,591	2,991,301
eBay, Inc.	2,796	204,583
MercadoLibre, Inc. (a)	197	504,968
		3,700,852

Building Products - 1.0%
Allegion PLC	1,135	161,965
Carlisle Cos., Inc.	429	163,097
Trane Technologies PLC	860	370,032
		695,094

Cable & Satellite - 0.7%
Charter Communications, Inc. - Class A (a)	1,139	451,352

Communications Equipment - 2.0%
Arista Networks, Inc. (a)	3,815	330,532
The accompanying notes are an integral part of these financial statements.

ASTORIA US QUALITY GROWTH KINGS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2025

COMMON STOCKS - 98.9% (CONTINUED)	Shares	Value
Communications Equipment - 2.0% (Continued)
Cisco Systems, Inc.	10,584	$667,215
Motorola Solutions, Inc.	767	318,596
		1,316,343

Construction & Engineering - 0.6%
Comfort Systems USA, Inc.	449	214,725
EMCOR Group, Inc.	394	185,913
		400,638

Construction Machinery & Heavy Transportation Equipment - 1.2%
Caterpillar, Inc.	2,151	748,613

Consumer Electronics - 0.6%
Garmin Ltd.	1,780	361,287

Consumer Staples Merchandise Retail - 2.9%
Costco Wholesale Corp.	1,712	1,780,788
Target Corp.	1,416	133,118
		1,913,906

Data Processing & Outsourced Services - 0.2%
Genpact Ltd.	2,949	126,954

Diversified Financial Services - 0.6%
Apollo Global Management, Inc.	2,848	372,205

Diversified Support Services - 0.8%
Cintas Corp.	2,299	520,724

Education Services - 0.5%
Stride, Inc. (a)	2,178	329,727

Electric Utilities - 1.6%
Constellation Energy Corp.	1,475	451,571
NRG Energy, Inc.	1,976	308,058
Southern Co.	3,061	275,490
		1,035,119

Electrical Components & Equipment - 0.3%
Vertiv Holdings Co. - Class A	1,979	213,594

Electronic Components - 0.8%
Amphenol Corp. - Class A	5,510	495,514

The accompanying notes are an integral part of these financial statements.

ASTORIA US QUALITY GROWTH KINGS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2025

COMMON STOCKS - 98.9% (CONTINUED)	Shares	Value
Financial Exchanges & Data - 0.5%
Coinbase Global, Inc. - Class A (a)	1,195	$294,711

Forest Products - 0.2%
Louisiana-Pacific Corp.	1,599	144,022

Health Care Distributors - 0.8%
Cencora, Inc.	1,701	495,399

Health Care Equipment - 2.1%
Intuitive Surgical, Inc. (a)	1,564	863,860
ResMed, Inc.	2,137	523,116
		1,386,976

Health Care Facilities - 1.3%
Tenet Healthcare Corp. (a)	2,802	472,894
Universal Health Services, Inc. - Class B	1,904	362,426
		835,320

Health Care Services - 0.5%
DaVita, Inc. (a)	2,348	319,939

Health Care Supplies - 0.2%
Lantheus Holdings, Inc. (a)	2,100	158,676

Health Care Technology - 0.4%
Doximity, Inc. - Class A (a)	5,385	280,505

Hotels, Resorts & Cruise Lines - 0.7%
Booking Holdings, Inc.	85	469,109

Household Products - 0.5%
Colgate-Palmolive Co.	2,039	189,505
Kimberly-Clark Corp.	1,038	149,223
		338,728

Human Resource & Employment Services - 1.1%
Automatic Data Processing, Inc.	2,137	695,658

Independent Power Producers & Energy Traders - 0.7%
AES Corp.	14,785	149,181
Vistra Corp.	1,832	294,164
		443,345

The accompanying notes are an integral part of these financial statements.

ASTORIA US QUALITY GROWTH KINGS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2025

COMMON STOCKS - 98.9% (CONTINUED)	Shares	Value
Industrial Conglomerates - 1.1%
Honeywell International, Inc.	3,212	$728,064

Industrial Gases - 1.1%
Linde PLC	1,595	745,790

Integrated Telecommunication Services - 0.7%
AT&T, Inc.	16,670	463,426

Interactive Media & Services - 6.9%
Alphabet, Inc. - Class A	15,115	2,595,850
Meta Platforms, Inc. - Class A	2,889	1,870,599
		4,466,449

Investment Banking & Brokerage - 0.8%
Interactive Brokers Group, Inc. - Class A	2,445	512,668

IT Consulting & Other Services - 1.5%
Accenture PLC - Class A	1,524	482,834
International Business Machines Corp.	2,039	528,223
		1,011,057

Leisure Products - 0.5%
Mattel, Inc. (a)	15,864	300,464

Life & Health Insurance - 0.5%
Unum Group	4,214	344,326

Metal, Glass & Plastic Containers - 0.2%
Crown Holdings, Inc.	1,650	162,525

Movies & Entertainment - 2.5%
Live Nation Entertainment, Inc. (a)	1,270	174,231
Netflix, Inc. (a)	1,161	1,401,594
		1,575,825

Multi-Sector Holdings - 1.6%
Berkshire Hathaway, Inc. - Class B (a)	2,065	1,040,677

Oil & Gas Exploration & Production - 1.3%
ConocoPhillips	5,083	433,834
EOG Resources, Inc.	3,525	382,709
		816,543

The accompanying notes are an integral part of these financial statements.

ASTORIA US QUALITY GROWTH KINGS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2025

COMMON STOCKS - 98.9% (CONTINUED)	Shares	Value
Oil & Gas Storage & Transportation - 0.5%
Cheniere Energy, Inc.	1,238	$293,394

Pharmaceuticals - 1.0%
Eli Lilly & Co.	873	643,986

Property & Casualty Insurance - 1.7%
Erie Indemnity Co. - Class A	884	316,923
Progressive Corp.	2,742	781,278
		1,098,201

Real Estate Services - 0.4%
CBRE Group, Inc. - Class A (a)	1,136	142,023
Jones Lang LaSalle, Inc. (a)	603	134,288
		276,311

Restaurants - 0.6%
Domino's Pizza, Inc.	827	391,849

Semiconductor Materials & Equipment - 2.4%
Applied Materials, Inc.	3,870	606,623
KLA Corp.	625	473,050
Lam Research Corp.	6,103	493,061
		1,572,734

Semiconductors - 12.5%
Broadcom, Inc.	9,417	2,279,573
Monolithic Power Systems, Inc.	389	257,479
NVIDIA Corp.	33,020	4,461,993
QUALCOMM, Inc.	3,696	536,659
Texas Instruments, Inc.	3,193	583,840
		8,119,544

Soft Drinks & Non-alcoholic Beverages - 0.8%
PepsiCo, Inc.	4,176	548,935

Specialized Consumer Services - 0.6%
H&R Block, Inc.	6,490	369,606

Systems Software - 9.3%
Fortinet, Inc. (a)	3,490	355,212
Microsoft Corp.	9,758	4,492,193
Oracle Corp.	3,357	555,684
The accompanying notes are an integral part of these financial statements.

ASTORIA US QUALITY GROWTH KINGS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2025

COMMON STOCKS - 98.9% (CONTINUED)	Shares	Value
Systems Software - 9.3% (Continued)
Palo Alto Networks, Inc. (a)	3,307	$636,333
		6,039,422

Technology Hardware, Storage & Peripherals - 6.7%
Apple, Inc.	20,411	4,099,549
NetApp, Inc.	2,505	248,396
		4,347,945

Tobacco - 1.6%
Altria Group, Inc.	4,001	242,501
Philip Morris International, Inc.	4,148	749,087
		991,588

Trading Companies & Distributors - 0.3%
United Rentals, Inc.	234	165,761

Transaction & Payment Processing Services - 1.4%
Visa, Inc. - Class A	2,581	942,555

Wireless Telecommunication Services - 1.4%
T-Mobile US, Inc.	3,792	918,422
TOTAL COMMON STOCKS (Cost $62,083,106)		64,327,448

REAL ESTATE INVESTMENT TRUSTS - 0.7%
Retail REITs - 0.3%
Simon Property Group, Inc.	1,054	171,876

Telecom Tower REITs - 0.4%
American Tower Corp.	1,221	262,088
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $446,932)		433,964

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
First American Government Obligations Fund - Class X, 4.23% (b)	220,687	220,687
TOTAL SHORT-TERM INVESTMENTS (Cost $220,687)		220,687

TOTAL INVESTMENTS - 99.9% (Cost $62,750,725)		$64,982,099
Other Assets in Excess of Liabilities - 0.1%		43,381
TOTAL NET ASSETS - 100.0%		$65,025,480

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.

ASTORIA US QUALITY GROWTH KINGS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2025

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(b) Not applicable
The accompanying notes are an integral part of these financial statements.

ASTORIA ETFs
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment
Companies.

STATEMENTS OF ASSETS AND LIABILITIES
May 31, 2025

	Astoria Dynamic Core US Fixed Income ETF	Astoria US Equal Weight Quality Kings ETF	Astoria US Quality Growth Kings ETF
ASSETS:
Investments, at value (See Note 2)	$37,297,109	$168,680,273	$64,982,099
Interest receivable	292	1,041	738
Receivable for fund shares sold	—	—	256,006
Dividends receivable	—	149,163	45,133
Dividend tax reclaims receivable	—	1,936	—
Total assets	37,297,401	168,832,413	65,283,976

LIABILITIES:
Payable to adviser	9,505	69,470	18,760
Payable for investments purchased	—	—	239,736
Total liabilities	9,505	69,470	258,496
NET ASSETS	$37,287,896	$168,762,943	$65,025,480

NET ASSETS CONSISTS OF:
Paid-in capital	$37,085,539	$166,828,226	$65,139,215
Total distributable earnings (accumulated deficit)	202,357	1,934,717	(113,735)
Total net assets	$37,287,896	$168,762,943	$65,025,480

Net assets	$37,287,896	$168,762,943	$65,025,480
Shares issued and outstanding(a)	1,490,000	5,480,000	2,540,000
Net asset value per share	$25.03	$30.80	$25.60

COST:
Investments, at cost	$37,094,752	$160,457,343	$62,750,725

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

1

ASTORIA ETFs

STATEMENTS OF OPERATIONS
For the Period Ended May 31, 2025

		Astoria Dynamic Core US Fixed Income ETF(a)	Astoria US Equal Weight Quality Kings ETF	Astoria US Quality Growth Kings ETF(b)
INVESTMENT INCOME:
Dividend income		$2,216	$2,423,435	$278,442
Less: Dividend withholding taxes		—	(3,477)	(450)
Less: Issuance fees		—	(66)	(4)
Interest income		292	19,528	4,502
Total investment income		2,508	2,439,420	282,490

EXPENSES:
Investment advisory fees (See Note 3)		9,505	699,288	98,119
Total expenses		9,505	699,288	98,119
NET INVESTMENT INCOME/(LOSS)		(6,997)	1,740,132	184,371

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:	)	—	9,933,661	(2,107,685
Investments	)	—	(5,069,184)	(2,513,026)
In-kind redemptions		—	15,003,824	388,249
Net realized gain (loss))		—	9,934,640	(2,124,777)
Net change in unrealized appreciation (depreciation) on:			(1,268,037	2,231,374
Investments	)	202,357	(1,262,501)	2,231,374
Net change in unrealized appreciation (depreciation))		202,357	(1,262,501)	2,231,374
Net realized and unrealized gain (loss))		202,357	8,672,139	106,597
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	)	$195,360	$10,412,271	$290,968

(a)	Inception date of the Fund was April 30, 2025.
(b)	Inception date of the Fund was September 30, 2024.

The accompanying notes are an integral part of these financial statements.

2

ASTORIA ETFs
STATEMENTS OF CHANGES IN NET ASSETS

	Astoria Dynamic Core US Fixed Income ETF	Astoria US Equal Weight Quality Kings ETF		Astoria US Quality Growth Kings ETF
	Period Ended May 31, 2025(a)	Year Ended May 31, 2025	Period Ended May 31, 2024(b)	Period Ended May 31, 2025(c)
OPERATIONS
Net investment income (loss)	$(6,997)	$1,740,132	$909,826	$184,371
Net realized gain (loss)	—	9,934,640	1,464,016	(2,124,777)
Net change in unrealized appreciation (depreciation)	202,357	(1,262,501)	9,485,431	2,231,374
Net increase (decrease) in net assets from operations	195,360	10,412,271	11,859,273	290,968

DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	—	(1,415,796)	(738,974)	(125,085)
Total distributions to shareholders	—	(1,415,796)	(738,974)	(125,085)

CAPITAL TRANSACTIONS:
Subscriptions	37,092,536	144,292,062	86,818,923	69,234,436
Redemptions	—	(70,603,372)	(11,861,444)	(4,374,839)
Net increase (decrease) in net assets from capital transactions	37,092,536	73,688,690	74,957,479	64,859,597

NET INCREASE (DECREASE) IN NET ASSETS	37,287,896	82,685,165	86,077,778	65,025,480

NET ASSETS:
Beginning of the period	—	86,077,778	—	—
End of the period	$37,287,896	$168,762,943	$86,077,778	$65,025,480

SHARES TRANSACTIONS
Subscriptions	1,490,000	4,780,000	3,450,000	2,720,000
Redemptions	—	(2,300,000)	(450,000)	(180,000)
Total increase (decrease) in shares outstanding	1,490,000	2,480,000	3,000,000	2,540,000

(a)	Inception date of the Fund was April 30, 2025.
(b)	Inception date of the Fund was July 31, 2023.
(c)	Inception date of the Fund was September 30, 2024.

The accompanying notes are an integral part of these financial statements.

3

ASTORIA ETFs

 FINANCIAL HIGHLIGHTS

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:				SUPPLEMENTAL DATA AND RATIOS:
For the Period Ended	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss) on investments(b)	Total from investment operations	Net investment income	Total distributions	Net asset value, end of period	Total return(c)	Net assets, end of period (in thousands)	Ratio of expenses to average net assets(d)	Ratio of net investment income (loss) to average net assets(d)	Portfolio turnover rate(c)(e)
Astoria Dynamic Core US Fixed Income ETF
5/31/2025(f)	$24.98	(0.01)	0.06	0.05	—	—	$25.03	0.18%	$37,288	0.48%	(0.35)%	–%
Astoria US Equal Weight Quality Kings ETF
5/31/2025	$28.69	0.37	2.04	2.41	(0.30)	(0.30)	$30.80	8.42%	$168,763	0.49%	1.22%	51%
5/31/2024(g)	$25.11	0.35	3.51	3.86	(0.28)	(0.28)	$28.69	15.49%	$86,078	0.49%	1.61%	23%
Astoria US Quality Growth Kings ETF
5/31/2025(h)	$25.24	0.11	0.31	0.42	(0.06)	(0.06)	$25.60	1.70%	$65,025	0.35%	0.66%	56%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)	Inception date of the Fund was April 30, 2025.
(g)	Inception date of the Fund was July 31, 2023.
(h)	Inception date of the Fund was September 30, 2024.

The accompanying notes are an integral part of these financial statements.

4

ASTORIA ETFs

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2025

NOTE 1 – ORGANIZATION

Astoria Dynamic Core US Fixed Income ETF (“AGGA”), Astoria US Equal Weight Quality Kings ETF (“ROE”), and Astoria US Quality Growth Kings ETF (“GQQQ”) (individually, a “Fund”, or collectively, the “Funds”) are each a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). Each Fund is considered diversified, except AGGA which is considered non-diversified under the 1940 Act. Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services-Investment Companies. See the Funds’ Prospectus and Statement of Additional Information regarding the risks of investing in shares of each Fund.

Ticker	Commencement of Operations	Creation Unit Size	Listing Exchange
AGGA	April 30, 2025	10,000	The Nasdaq Stock Market LLC
ROE	July 31, 2023	10,000	The Nasdaq Stock Market LLC
GQQQ	September 30, 2024	10,000	The Nasdaq Stock Market LLC

The investment objective for each Fund is to:

Fund	Investment Objective
AGGA	seek current income.
ROE	seek long-term capital appreciation.
GQQQ	seek long-term capital appreciation.

Market prices for the shares may be different from their net asset value (“NAV”). Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a participant of a clearing agency registered with the SEC, which has a written agreement with the Trust or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of creation units. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. Certain transactions consisting all or partially of cash may also be subject to a variable charge, which is payable to the relevant Fund, of up to 2.00% of the value of the order in addition to the transaction fee. A Fund may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Fund shareholders. Transaction fees received by a Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.

The end of the reporting period for each Fund is May 31, 2025, and the period covered by these Notes to Financial Statements is from June 1, 2024 to May 31, 2025 for ROE and from each Fund’s Date of Commencement to May 31, 2025 for AGGA and GQQQ (the “current fiscal period”).

5

ASTORIA ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2025

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of the current fiscal period end, each Fund did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

6

ASTORIA ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2025

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Fund’s investments as of the current fiscal period end:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
AGGA
Assets
Exchange Traded Funds	$37,177,081	$—	$—	$37,177,081
Money Market Funds	120,028	—	—	120,028
Total Investments in Securities	$37,297,109	$—	$—	$37,297,109

ROE
Assets
Common Stocks	$165,086,426	$—	$—	$165,086,426
Real Estate Investment Trusts	3,237,900	—	—	3,237,900
Money Market Funds	355,947	—	—	355,947
Total Investments in Securities	$168,680,273	$—	$—	$168,680,273

GQQQ
Assets
Common Stocks	$64,327,448	$—	$—	$64,327,448
Real Estate Investment Trusts	433,964	—	—	433,964
Money Market Funds	220,687	—	—	220,687
Total Investments in Securities	$64,982,099	$—	$—	$64,982,099

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the current fiscal period, the Funds did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates are included on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency.”

Each Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from

7

ASTORIA ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2025

changes in the fair values of assets and liabilities, other than investments in securities at fiscal year-end, resulting from changes in exchange rates.

C.Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

D.Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions received from a Funds’ investments in REITs and MLPs may be characterized as ordinary income, net capital gain, or return of capital. The proper characterization of such distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions for financial statement purposes. Such estimates are based on historical information available from each MLP and other industry sources. The actual character of distributions to each Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of such investments, a portion of the distributions received by each Fund’s shareholders may represent a return of capital.

Distributions to shareholders from net investment income for ROE and GQQQ are declared and paid on quarterly basis and distribution to shareholders from net investment income for AGGA are declared on monthly basis. Distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis for each Fund. Distributions are recorded on the ex-dividend date. Each Fund may distribute more frequently, if necessary, for tax purposes.

E.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

F.Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

G.Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Funds.

8

ASTORIA ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2025

H.Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the current fiscal period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.

The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since the Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.

I.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. In addition, the Funds realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings to paid-in capital. For the current fiscal period end, the following table shows the reclassifications made:

	Distributable Earnings	Paid-in Capital
AGGA	$6,997	$(6,997)
ROE	$(14,926,458)	$14,926,458
GQQQ	$(279,618)	$279,618

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Funds. Pursuant to investment advisory agreements (the “Advisory Agreements”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreements, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Funds except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses. The table below represents the annual rate based on average daily net assets that each Fund pays the Adviser monthly:

AGGA	0.48%
ROE	0.49%
GQQQ	0.35%

Astoria Portfolio Advisors, LLC (the “Sub-Adviser”) serves as a non-discretionary investment sub-adviser to the Funds. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Funds, subject to the overall supervision and oversight of the Adviser and the Board.

Astor Investment Management, LLC (the “Sub-Adviser”) serves as a non-discretionary investment sub-adviser to AGGA. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the

9

ASTORIA ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2025

Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Funds, subject to the overall supervision and oversight of the Adviser and the Board.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Funds’ Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the current fiscal period, purchases and sales of securities for the applicable Funds, excluding short-term securities and in-kind transactions for each Fund were as follows:

	Purchases	Sales
AGGA	$4,980	$—
ROE	$104,578,733	$72,580,247
GQQQ	$23,636,687	$21,013,928

For the current fiscal period, in-kind transactions associated with creations and redemptions for each Fund were as follows:

	Purchases	Sales
AGGA	$36,969,744	$—
ROE	$111,381,436	$69,251,887
GQQQ	$66,193,178	$4,161,096

There were no purchases or sales of U.S. Government securities during the current fiscal period for any of the respective Funds.

NOTE 5 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes at the current fiscal period, for each Fund were as follows:

	AGGA	ROE	GQQQ
Tax cost of Investments	$37,094,752	$161,137,569	$63,284,169
Gross tax unrealized appreciation	217,494	17,511,368	4,904,675
Gross tax unrealized depreciation	(15,137)	(9,968,664)	(3,206,745)
Net tax unrealized appreciation (depreciation)	$202,357	$7,542,704	$1,697,930
Undistributed ordinary income	—	495,188	59,286
Undistributed long-term gain	—	—	—
Total distributable earnings	—	495,188	59,286
Other accumulated gain (loss)	—	(6,103,175)	(1,870,951)
Total accumulated gain (loss)	$202,357	$1,934,717	$(113,735)

Under tax law, certain capital and foreign currency losses realized after October 31st and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

10

ASTORIA ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2025

For the current fiscal period end, there were no post-October late year losses and post-October capital losses.

At the current fiscal period, each Fund had the following capital loss carryforwards that do not expire:

	Unlimited Short-Term	Unlimited Long-Term
AGGA	$—	$—
ROE	6,103,175	—
GQQQ	1,870,951	—

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by each Fund during the current fiscal period and fiscal year ended May 31, 2024 were as follows:

	Current Fiscal Period	Fiscal Year Ended May 31, 2024
	Ordinary Income	Ordinary Income
AGGA(a)	$—	N/A
ROE	$(1,415,796)	$(738,974)
GQQQ(b)	$(125,085)	N/A
(a) Inception date of AGGA is April 30, 2025.
(b) Inception date of GQQQ is September 30, 2024.

NOTE 7 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred during the period subsequent to the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements.

11

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors
of Astoria ETFs and
The Board of Trustees of
EA Series Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Astoria Dynamic Core US Fixed Income ETF, Astoria US Equal Weight Quality Kings ETF, and Astoria US Quality Growth Kings ETF (the “Funds”), each a series of EA Series Trust (the “Trust”), including the schedules of investments, as of May 31, 2025, and with respect to Astoria Dynamic Core US Fixed Income ETF, the related statement of operations, the statement of changes in net assets and the financial highlights, for the period April 30, 2025 (commencement of operations) to May 31, 2025, and with respect to Astoria US Equal Weight Quality Kings ETF, the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year then ended and for the period July 31, 2023 (commencement of operations) to May 31, 2024, and with respect to Astoria US Quality Growth Kings ETF, the related statement of operations, the statement of changes in net assets and the financial highlights for the period September 30, 2024 (commencement of operations) to May 31, 2025 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of May 31, 2025, and the results of their operations, the changes in their net assets and the financial highlights for the periods stated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2023.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025 by correspondence with the custodian and broker; when replies were not received from the broker, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
July 28, 2025

12

ASTORIA ETFs
FEDERAL TAX INFORMATION (UNAUDITED)

For the current fiscal period, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income were as follows:

AGGA	0.00%
ROE	100.00%
GQQQ	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the current fiscal period were as follows:

AGGA	0.00%
ROE	100.00%
GQQQ	100.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871(k)(2)(C) for the current fiscal period were as follows:

AGGA	0.00%
ROE	0.00%
GQQQ	0.00%

13

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser out of the advisory fee. See Note 3 to the Financial Statements under Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.
The Board of Trustees (the “Board”) of EA Series Trust (the “Trust”) met on April 25, 2025 to consider the approval of (i) the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the Astoria Dynamic Core US Fixed Income ETF (the “Fund”), and Empowered Funds, LLC dba EA Advisers (the “Adviser”), (ii) the Investment Sub-Advisory Agreement (the “Astoria Sub-Advisory Agreement”) among the Trust, on behalf of the Fund, the Adviser, and Astoria Portfolio Advisors, LLC (“Astoria”), and (iii) the Investment Sub-Sub-Advisory Agreement (together, with the Astoria Sub-Advisory Agreement and Advisory Agreement, the “Agreements”) between Astoria and Astor Investment Management, LLC (“Astor” and together with Astoria, the “Sub-Advisers”), each for an initial two-year term.
In accordance with Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Board requested, reviewed, and considered materials furnished by the Adviser and Sub-Advisers relevant to the Board’s consideration of whether to approve the Agreements. In connection with considering the approval of the Agreements, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust, who provided assistance and advice. In reaching the decision to approve the Agreements, the Board considered and reviewed information provided by the Adviser and Sub-Advisers, including, among other things, information about their respective personnel, operations, financial condition, and compliance programs. The Board also reviewed the proposed Agreements. During its review and consideration, the Board focused on and reviewed the factors it deemed relevant, including:
Nature, Quality, and Extent of Services. The Board was presented with and considered information concerning the nature, quality, and extent of the overall services expected to be provided by the Adviser and Sub-Advisers to the Fund. In this context, the Board considered the responsibilities of the Adviser, recognizing that the Adviser had invested significant time and effort in structuring the Trust and the Fund and arranging service providers for the Fund. In addition, the Board considered that the Adviser is responsible for providing investment advisory oversight services to the Fund, executing all Fund transactions, monitoring compliance with the Fund’s objectives, policies, and restrictions, and carrying out directives of the Board. The Board also considered the services expected to be provided by the Adviser in the oversight of the Trust’s administrator, transfer agent, and custodian. In addition, the Board evaluated the integrity of each of the Adviser’s and the Sub-Advisers’ personnel, the experience of the portfolio managers in managing assets, and the adequacy of each of the Adviser’s and the Sub-Advisers’ resources to perform the services provided under the Agreements. The Board also considered the Adviser’s ongoing oversight responsibilities vis-à-vis the Sub-Advisers. The Board also considered its experience with Astoria as the sub-adviser to other series of the Trust.
Performance. Performance information was not available for the Fund as it had not yet commenced investment operations. However, the Board was presented with information regarding the performance of certain separately managed accounts of Astor that utilize the same strategy as the Fund. The Board noted that the separately managed accounts (SMAs) had outperformed their benchmark on a gross basis for the one-year, three-year, five-year, and since inception periods and on a net basis for the one-year and five-year periods ended December 31, 2024, while underperforming on a net basis for the three-year and since inception periods.

Comparative Fees and Expenses. In considering the advisory fees and sub-advisory fees, the Board reviewed and considered the fees in light of the nature, quality, and extent of the services expected to be provided by the Adviser and the Sub-Advisers, respectively. The Board also considered the allocation of fees between the Adviser and the Sub-Advisers.
The Board compared the Fund’s management fee and net total expense ratio to those of a peer group of ETFs determined by an independent consultant to the Trust to be highly suitable peers based on factors such as a fund’s strategy, geographic focus, portfolio concentration, and factor analyses. The Board noted that the Fund’s management fee and net expense ratio are above the average for its peer group, but well within the range of figures in the peer group. Additionally, the Fund is expected to have greater diversification across fixed income instruments given its fund-of-funds strategy, while none of the peer funds utilize the same approach. The Board considered the Fund’s fee arrangement, in which the Adviser is responsible for paying most of the Fund’s operating expenses out of its resources, noting that comparisons with the Fund’s overall expense ratio may be more relevant than comparisons to management fees only.
With respect to the Astoria sub-advisory fee, the Board noted that it was payable solely by the Adviser, and the Astor sub-sub-advisory fee was payable solely by Astoria. The Board also considered representations from the Adviser that it does not manage any other accounts that follow a similar strategy as the Fund. It was further noted that Astoria does not manage any other accounts that follow a similar strategy as the Fund while Astor does manage SMAs that follow a similar strategy as the Fund’s but such SMAs are charged a higher fee than the fee proposed for the Fund.
Costs and Profitability. The Board further considered information regarding the potential profits, if any, that may be realized by each of the Adviser and the Sub-Advisers in connection with providing their respective services to the Fund. The Board reviewed estimated profit and loss information provided by each of the Adviser and the Sub-Advisers with respect to the Fund and estimated data regarding the proposed advisory and sub-advisory fees. The Board also reviewed the costs associated with the personnel, systems, and resources necessary to manage the Fund and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies. The Board also considered other expenses of the Fund that the Adviser would pay in accordance with the Advisory Agreement. The Board took into consideration that, pursuant to the Advisory Agreement, the Adviser agreed to pay all expenses incurred by the Fund except for the fees paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), the fees and expenses associated with the Fund’s securities lending program, litigation expenses, and other non-routine or extraordinary expenses. The Board also considered the Fund’s projected asset totals over the first year of operations, noting that based on the projected asset totals the Adviser would realize a small profit as it relates to the Fund. The Board further noted that, based on the projected asset totals, the Sub-Advisers would not be profitable in relation to the Fund. The Board discussed the estimated profitability for the Adviser and the Sub-Advisers, noting that since the numbers were based on estimates it was premature to meaningfully evaluate each firm’s profitability. The Board also considered the respective financial obligations of the Adviser, as well as Astoria, which serves as the sponsor of the Fund. The Board discussed the financial condition of the Sub-Advisers, noting that each Sub-Adviser has sufficient capital to maintain its commitment to the Fund.
Other Benefits. The Board further considered the extent to which the Adviser or the Sub-Advisers might derive ancillary benefits from the Fund’s operations. The Board noted that any ancillary benefits to the Adviser or Sub-Advisers were not expected to be material.
Economies of Scale. The Board also considered whether economies of scale would be realized by the Fund as its assets grow larger, including the extent to which this is reflected in the level of fees to be charged. The Board noted that the proposed advisory and sub-advisory fees do not include breakpoints, but concluded that it was premature to meaningfully evaluate potential economies of scale given that the Fund is new.
Conclusion. No single factor was determinative of the Board’s decision to approve the Agreements; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement and Sub-Advisory Agreements, including the compensation payable under each Agreement, were fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of each of the Advisory Agreement and the Sub-Advisory Agreements was in the best interests of the Fund and its shareholders.
Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

There have been no required recovery of erroneously awarded incentive based compensation to an executive officer from the registrant that required an accounting restatement.

Item 19. Exhibits.

(a)	(1)
Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2)
Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Not Applicable.

(4)
Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5)	Change in the registrant’s independent public accountant. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	July 30, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	July 30, 2025

By (Signature and Title)	/s/ Sean R. Hegarty, CPA
Sean R. Hegarty, CPA, Treasurer (principal financial officer)

Date:	July 30, 2025